Cash from operations	9 Months Ended
Sep. 30, 2024
Cash from operations
Cash from operations

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

18.Cash from operations

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Reconciliation:
Loss before taxation*	(199,306)	(252,145)	(1,846,598)	(1,442,237)
Adjustments:
Depreciation of property, plant and equipment (note 6 and 7)	78,028	92,594	231,030	302,285
Amortization of intangible assets (note 6 and 7)	13,280	12,337	35,010	38,096
Amortization of prepaid site rent	2,486	2,789	7,475	7,918
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6 and 7)	4,132	103,429	10,106	108,510
Impairment of assets held for sale (note 6)	—	—	2,853	—
Impairment of goodwill (note 7)	—	—	87,894	—
Impairment of withholding tax receivables (note 7)	21,855	10,508	32,827	35,112
Impairment of inventory	(435)	—	(435)	—
Net gain on disposal of property, plant and equipment (note 7)	(1,270)	(386)	(3,562)	(952)
Share‑based payment expense (note 7)	1,813	2,654	9,879	9,571
(Reversal of loss allowance)/loss allowance on trade receivables	(4,286)	711	(2,107)	5,225
Finance income (note 8)	(25,732)	(5,823)	(49,696)	(18,233)
Finance costs (note 9)*	350,825	271,595	2,163,157	1,816,864
Insurance claim income	(11)	(32)	(51)	(310)
Operating income before working capital changes*	241,379	238,231	677,782	861,849

Changes in working capital
(Increase)/decrease in inventory*	(390)	(32,555)	(5,785)	4,166
Increase in trade and other receivables	(67,035)	(61,968)	(254,162)	(199,210)
Increase in trade and other payables*	8,477	86,205	9,176	74,064
Net movement in working capital*	(58,948)	(8,318)	(250,771)	(120,980)

Cash from operations*	182,431	229,913	427,011	740,869

*Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).